Acquisition of NxStage Medical, Inc. - Pro Forma financial Information (Details) € / shares in Units, € in Thousands	9 Months Ended
Sep. 30, 2019 EUR (€) € / shares
Proforma financial information details
Pro forma revenue | €	€ 12,941,303
Pro forma net income attributable to shareholders of FMC-AG & Co. KGaA | €	€ 842,609
Basic earnings per share | € / shares	€ 2.77
Diluted earnings per share | € / shares	€ 2.77